Operating Expenses - Schedule of Other Operating Cost and Expense, by Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Total Selling Expense	$ 27,579	$ 22,737	[1]
Total General and administrative expenses	18,920	16,327
Personal Expenses [Member]
Total Selling Expense	4,906	5,318
Total General and administrative expenses	4,359	4,454
Shipping And Handling [Member]
Total Selling Expense	11,202	7,994
Sales Commission [Member]
Total Selling Expense	4,073	2,652
Allowance For Doubtful Accounts And Writeoffs [Member]
Total Selling Expense	1,286	20
Servicess [Member]
Total Selling Expense	1,735	970
Total General and administrative expenses	2,462	2,315
Packaging [Member]
Total Selling Expense	1,092	929
Other Expense [Member]
Total Selling Expense	3,285	4,854
Total General and administrative expenses	4,621	4,591
Professional Fee [Member]
Total General and administrative expenses	3,645	3,070
Taxes [Member]
Total General and administrative expenses	1,530	582
Depreciation And Amortisation [Member]
Total General and administrative expenses	$ 2,303	$ 1,315

[1]	Shipping and handling costs - For the year ended December 31, 2015, the Company records and presents shipping and handling costs in selling expenses whereas in prior financial statements these expenses had been partially reported in cost of sales. The amounts of shipping and handling costs have been reclassified in the consolidated statements of operations and comprehensive income for the year ended December 31, 2014.